Expense Example, No Redemption - FidelityHealthyFutureFund-AMCIZPRO - FidelityHealthyFutureFund-AMCIZPRO - Fidelity Healthy Future Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor Healthy Future Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 92
3 Years	1,703
5 Years	3,456
10 Years	7,215
Fidelity Advisor Healthy Future Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	1,742
5 Years	3,511
10 Years	7,285
Fidelity Advisor Healthy Future Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	2,189
5 Years	3,974
10 Years	7,689
Fidelity Advisor Healthy Future Fund - Class A
Expense Example, No Redemption:
1 Year	700
3 Years	2,288
5 Years	3,988
10 Years	7,577
Fidelity Advisor Healthy Future Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	2,008
5 Years	3,886
10 Years	$ 7,666